Investments in Affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Schedule of Equity Method Investments [Line Items]
Equity loss on investments	$ (1,629)	$ (3,993)
CTTC
Schedule of Equity Method Investments [Line Items]
Amount invested			$ 4,300
Ownership interest percentage			49.00%
Payments for Advance to Affiliate	$ 1,600
Interest rate (as a percent)	2.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Equity loss on investments	$ 1,600	$ 4,000